Employee benefit expenses - Key management compensation (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Employee benefit expenses
Short-term employee benefits	£ (4,510)	£ (6,709)	£ (2,938)
Share-based payments	(1,110)	(1,206)	(2,341)
Termination benefits			(5,725)
Post-employment benefits			(26)
Total key management compensation	£ (5,620)	£ (7,915)	£ (11,030)